Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Assets [Line Items]
Total Current	¥ 92,557,400	$ 13,235,532	¥ 114,898,590
Total Non-current	297,560,053	42,550,522	102,545,847
Less: impairment provision Non current	(192,305,859)	(27,499,372)	(192,305,859)
Less: impairment provision current	(22,032,257)	(3,150,571)	(17,173,423)
Receivable from on-line payment platforms [Member]
Schedule of Other Assets [Line Items]
Total Current	33,485,153	4,788,313	33,710,165
Interest receivable [Member]
Schedule of Other Assets [Line Items]
Total Current	846,599	121,062	1,413,179
Deposits [Member]
Schedule of Other Assets [Line Items]
Total Current	10,873,529	1,554,894	13,408,363
Advance to suppliers [Member]
Schedule of Other Assets [Line Items]
Total Current	13,345,047	1,908,316	14,671,464
VAT recoverable [Member]
Schedule of Other Assets [Line Items]
Total Current	16,667,517	2,383,423	16,958,328
Total Non-current	16,844,688	2,408,758	13,963,593
Others [Member]
Schedule of Other Assets [Line Items]
Total Current	39,371,812	5,630,095	51,910,514
Total Non-current	23,869,974	3,413,361	37,059,802
Rental deposit [Member]
Schedule of Other Assets [Line Items]
Total Non-current	49,800,242	7,121,340	51,522,452
Deposits and prepayments for purchase of buildings [Member]
Schedule of Other Assets [Line Items]
Total Non-current	¥ 399,351,008	$ 57,106,435	¥ 192,305,859